Concentrations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	97.00%	73.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		44.00%
Accounts Receivable [Member] | Customer Two[Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	19.00%
Accounts Receivable [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	10.00%
Accounts Receivable [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%
Accounts Receivable [Member] | Customer Seven [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	39.00%
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.00%	35.00%
Sales Revenue, Services, Net [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
Sales Revenue, Services, Net [Member] | Customer Two[Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	12.00%
Sales Revenue, Services, Net [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Sales Revenue, Services, Net [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	11.00%